Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 77,395	$ 39,440	$ 56,100
Adjustments to reconcile net income to net cash provided by operating activities:
Share of profits of companies accounted for at equity, net	(369)	(1,124)	(349)
Depreciation and amortization	48,734	43,646	32,370
Changes in value of debentures, net	(3,025)	5,277	1,371
Increase (decrease) in employee benefit liabilities	565	752	(1,656)
Loss (gain) from sale of property, plants and equipment	1	26	(3,147)
Stock-based compensation expenses	3,981	4,552	4,394
Changes in value of short-term and long term loans from banks and others and deposits, net	(2,296)	6,731	500
Changes in deferred taxes, net	(5,743)	(12,819)	211
Change in liability in respect of business combinations	666	1,531	2,023
Loss (gain) from sale and increase in value of marketable securities classified as trading	(53)	149	(136)
Amortization of premium and accrued interest on debt instruments at fair value through other comprehensive income	189	716	(260)
Realized loss (gain) from sale of debt instruments at fair value through other comprehensive income		(94)	16
Change in non-controlling interests' put option			1,779
Change in value of dividend preference derivative in TSG	(333)	(260)
Working capital adjustments:
Decrease (increase) in inventories	(1,024)	1,037	923
Increase in trade receivables	(66,069)	(38,223)	(30,086)
Decrease (increase) in other current and long-term accounts receivable	(5,768)	755	(513)
Increase in trade payables	19,955	6,086	5,423
Increase in other accounts payable and employees and payroll accrual	12,781	7,199	8,673
Increase (decrease) in deferred revenues	3,008	15,718	(2,681)
Net cash provided by operating activities	82,595	81,095	74,955
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(49,069)	(119,103)	(44,832)
Cash paid in conjunction with deferred payments and contingent liabilities related to business combinations	(8,288)	(8,817)	(2,944)
Purchase of intangible assets	(180)		(391)
Purchase of property and equipment	(11,625)	(9,573)	(9,137)
Proceeds from maturity and sale net of investment in debt instruments at fair value through other comprehensive income or loss, net	4,000	40,622	8,450
Proceeds from sale of property, plants and equipment	440		2,347
Investment in and loans to affiliates and other companies	26	(25)	(25,813)
Change in restricted cash in other accounts receivable	362		(544)
Change in short-term and long-term deposits, net	(17,292)	(888)	2,665
Capitalization of software development and other costs	(8,826)	(9,338)	(9,769)
Net cash used in investing activities	(90,452)	(107,122)	(79,968)
Cash flows from financing activities:
Exercise of employees stock options in subsidiaries	1,206	3,240	931
Issuance of Magic's ordinary shares, net	25,404
Dividend paid to non-controlling interests	(34,103)	(31,231)	(24,131)
Dividend to Formula's shareholders	(5,012)	(12,081)	(10,014)
Short-term bank credit, net	(20,741)	(21,176)	20,720
Repayment of long-term loans from banks and others	(42,884)	(46,065)	(37,415)
Receipt of long term loans	83,478	52,734	49,582
Proceeds from issuance of debentures, net	45,356	78,229
Repayment of long-term liabilities to office of the chief scientist	(220)	(502)	(510)
Repayment of debentures	(9,383)	(3,656)
Purchase of non-controlling interests	(1,992)		(3,166)
Repayment of capital lease		(480)	(443)
Cash paid due to exercise of put option by non-controlling interests	(142)
Distribution to ultimate parent for a business acquisition under common control			(1,440)
Net cash provided by (used in) financing activities	40,967	19,012	(5,886)
Effect of exchange rate changes on cash and cash equivalents	(10,565)	12,912	(81)
Increase (decrease) in cash and cash equivalents	22,545	5,897	(10,980)
Cash and cash equivalents at beginning of year	245,947	238,161	249,141
Cash and cash equivalents at end of year	268,492	245,947	238,161
Cash paid (received) in respect of:
Interest paid	9,061	6,448	6,770
Interest received	(680)	(145)	(2,334)
Taxes paid (received), net	23,295	19,680	19,176
Non-cash activities:
Dividend payable to Formula's shareholders	5,015		7,070
Purchase of property and equipment	76		2,260
Deferred payment related to business combinations	200	962
Dividend payable to non-controlling interests		692
Disposal of property	155
Issuance of Formula's ordinary shares as a result of conversion of debentures	$ 64